Operating, General And Administrative Expenses And Restructuring Costs (Details) - CAD ($) $ in Millions		12 Months Ended
		Aug. 31, 2022	Aug. 31, 2021
Operating, General And Administrative Expenses And Restructuring Costs [Abstract]
Employee salaries and benefits	[1]	$ 667	$ 677
Purchase of goods and services		2,247	2,346
Total operating costs		2,914	3,023
Employee-related restructuring costs		$ 0	$ 14

[1]	For the year ended August 31, 2022, employee salaries and benefits include restructuring costs of $nil (2021 – $14).